Provisions - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Future expected provision number
Loss allowance	£ 364	£ 364	£ 464
Additional provisions (See Note 8)		390
No later than one year
Future expected provision number
Loss allowance	180	180	323
PPI
Future expected provision number
Loss allowance	0	0	59
Discount plans
Future expected provision number
Additional provisions (See Note 8)	16
Consumer Credit Act Compliance
Future expected provision number
Loss allowance	6	6	£ 47
PPI, current stock and estimated future claim
Future expected provision number
Additional provisions (See Note 8)		21
Legal provision
Future expected provision number
Additional provisions (See Note 8)		29
Regulatory And Other
Future expected provision number
Additional provisions (See Note 8)		£ 22
Regulatory related UK Bank Levy
Future expected provision number
Bank Levy rate		0.10%	0.14%
Property
Future expected provision number
Loss allowance	74	£ 74	£ 45
Additional provisions (See Note 8)		52
Off-balance sheet ECL, transfer of CIB
Future expected provision number
Loss allowance	7	7
Restructuring
Future expected provision number
Loss allowance	£ 28	28	£ 39
Additional provisions (See Note 8)		80
Provisions for costs related to transformation programs		76
Operational risk provisions
Future expected provision number
Additional provisions (See Note 8)		£ 94